Note 6 - Goodwill and Intangible Assets, Net (Details) - Intangible Assets	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)
Note 6 - Goodwill and Intangible Assets, Net (Details) - Intangible Assets [Line Items]
Gross Carrying Amount	¥ 124,853,953	¥ 120,484,289
Accumulated Amortization	88,606,442	80,190,029	$ 13,678,478
Net Book Value	¥ 36,247,511	¥ 40,294,260	5,595,651
Customer Relationships [Member]
Note 6 - Goodwill and Intangible Assets, Net (Details) - Intangible Assets [Line Items]
Weighted Average Amortization Period	4 years 175 days	4 years 175 days
Gross Carrying Amount	¥ 36,270,003	¥ 36,270,003
Accumulated Amortization	¥ 36,270,003	¥ 36,270,003
Computer Software, Intangible Asset [Member]
Note 6 - Goodwill and Intangible Assets, Net (Details) - Intangible Assets [Line Items]
Weighted Average Amortization Period	5 years	5 years
Gross Carrying Amount	¥ 6,588,516	¥ 6,588,516
Accumulated Amortization	¥ 6,588,516	¥ 6,588,516
Technology-Based Intangible Assets [Member]
Note 6 - Goodwill and Intangible Assets, Net (Details) - Intangible Assets [Line Items]
Weighted Average Amortization Period	4 years	4 years
Gross Carrying Amount	¥ 81,619,434	¥ 77,249,770
Accumulated Amortization	45,747,923	37,331,510
Net Book Value	¥ 35,871,511	¥ 39,918,260	5,537,607
Trademarks [Member]
Note 6 - Goodwill and Intangible Assets, Net (Details) - Intangible Assets [Line Items]
Trademark
Trademark	¥ 376,000	¥ 376,000	$ 58,044